Financial instruments - Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Foreign Currency Risk Exposure

The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2017	2016
Assets
Cash and cash equivalents	$25,189	$51,718
Investments	277	276
Accounts receivable, net	75,769	69,460
Prepaid expenses	32,045	34,635
Other assets	29,459	35,343

Total assets	$162,739	$191,432
Liabilities
Accounts payable	37,186	32,098
Taxes payable	50,922	55,060
Other liabilities	25,471	40,342

Total liabilities	$113,579	$127,500

Net position	$49,160	$63,932

Summary of Financial Liabilities According to Maturity Date

The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.

December 31, 2017

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Debt	18	$1,174,581	$1,313,191	$329,284	$549,726	$434,181
Account payable	19	116,554	116,554	116,554	—	—
Account payable to related parties	19	12,880	12,880	12,880	—	—

		$1,304,015	$1,442,625	$458,718	$549,726	$434,181

December 31, 2016

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Debt	18	$1,184,132	$1,334,816	$252,680	$616,031	$466,105
Account payable	19	104,174	104,174	104,174	—	—
Account payable to related parties	19	8,681	8,681	8,681	—	—

		1,296,987	1,447,671	365,535	616,031	466,105
Derivative financial liabilities
Fuel derivative instrument	19	2,801	2,801	2,801	—	—

		$2,801	$2,801	$2,801	$—	$—

Summary of Gearing Ratio

The Company’s gearing ratio (unaudited) is a follows:

	2017	2016
Total debt (note 18)	$1,174,581	$1,184,132
Less: non-restricted cash and cash equivalents and short-term investments	(943,900)	(814,689)

Net debt	230,681	369,443
Total equity	2,111,495	1,842,271

Total capitalization	2,342,176	2,211,714

Gearing ratio	9.8%	16.7%

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities

The following table shows the carrying amount and fair values of financial assets and financial liabilities as of December 31:

		Carrying amount		Fair Value
	Note	2017	2016	2017	2016
Financial assets
Cash and cash equivalents	8	$238,792	$331,687	$238,792	$331,687
Short-term investments	9	705,108	483,002	705,108	483,002
Account receivable	10	118,085	116,100	118,085	116,100
Long-term investments	9	65,953	953	65,953	953
Financial liabilities
Debt	18	1,174,581	1,184,132	1,053,070	1,062,952
Account payable	19	129,434	112,857	129,434	112,857
Fuel derivative instruments	19	—	2,801	—	2,801

Summary of Financial Instruments Measured at Fair Value

The following chart summarizes the Company’s financial instruments measured at fair value, classified according to the valuation method:

	Fair value measurement as of reporting date
	2016	Level 1	Level 2	Level 3
Liabilities
Fuel derivatives	2,801	—	2,801	—

Total liabilities	$2,801	$—	$2,801	$—